NEW AND AMENDED IFRS ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
NEW AND AMENDED IFRS ACCOUNTING STANDARDS	NEW AND AMENDED IFRS ACCOUNTING STANDARDS
a)New and amended IFRS accounting standards that are effective for the current year
The consolidated financial statements and notes are based on accounting policies consistent with those described in Note 2. All the new and amended IFRS accounting standards effective as of December 31, 2024 that are relevant to the Company have already been early adopted before January 1, 2024. See details below:
•Amendments to IAS 1 - Presentation of Financial Statements ("IAS 1") - Classification of Liabilities as Current or Non-Current (“2020 Amendment”) - The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of “settlement” to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. The Company has early adopted the amendment as of January 1, 2023 together with the 2022 Amendment mentioned below.
•Amendments to IAS 1 - Non-Current Liabilities with Covenants (“2022 Amendment”) - The amendments specify that only covenants that an entity is required to comply with at the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g., a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).
The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.
The amendment is effective for annual reporting periods beginning on or after January 1, 2024. The Company early adopted the amendment as of January 1, 2023.
b)New and amended IFRS Accounting Standards issued but not yet Effective - At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:
•Amendments to IAS 21 Effects of Changes in Foreign Exchange Rates ("IAS 21") - On August 15, 2023, IASB issued amendments to IAS 21, which clarifies how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The amendments are effective on or after January 1, 2025. The Company is currently evaluating the impact of the adoption of the amendments to IAS 21 on its consolidated financial statements.
•IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18") - On April 9, 2024, the IASB issued IFRS 18 to improve reporting of financial performance. IFRS 18 replaces IAS 1 while carrying forward many of the requirements in IAS 1. The new Accounting Standard introduces significant changes to the structure of the Company’s income statement and new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is currently evaluating the impact of the adoption of IFRS 18 on its consolidated financial statements.
•IFRS 19 Subsidiaries without Public Accountability ("IFRS 19") - On May 9, 2024, IASB issued IFRS 19 which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. The standard is effective on or after
January 1, 2027 and earlier application is permitted. The Company is currently evaluating the impact of the adoption of IFRS 19 on its consolidated financial statements.
•Amendments to IFRS 9 and IFRS 7 Financial Instruments ("IFRS 7") - On May 30, 2024, IASB issued amendments to IFRS 9 and IFRS 7, which clarifies the classification of financial assets with environmental, social and corporate governance (ESG) and similar features, derecognition of financial liability settled through electronic payment systems, and also introduces additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income (loss) and financial instruments with contingent features. The effective date for adoption of this amendment is for annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Company is currently evaluating the impacts of the adoption of the amendments to IFRS 9 and 7 on its consolidated financial statements.